Risk management - Concentration risk (Details) - Credit risk $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) customer item	Dec. 31, 2016 MXN ($) customer
Concentration of risk
Number of methods used to measure exposure to risk | item	2
Financing granted in excess of Basic Capital threshold	$ 0	$ 0
Bank Capital, threshold percentage	10.00%	10.00%
Number of main debtors representing a joint risk | customer	3	3
Concentration of credit risk	$ 48,729	$ 73,072
Concentration risk, percentage of Basic Capital	54.60%	83.30%